Intangible Assets - Summary of Classification of Amortization in Statements of Comprehensive Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Amortization	₩ 3,211	₩ 2,406	₩ 1,917
Cost of revenues
Disclosure of detailed information about intangible assets [line items]
Amortization	936	708	719
Selling, general and administrative expenses
Disclosure of detailed information about intangible assets [line items]
Amortization	1,747	1,340	1,155
Research and development
Disclosure of detailed information about intangible assets [line items]
Amortization	₩ 528	₩ 358	₩ 43